Derivative Financial Instruments - Summary of Fair Values and Notional Amounts of DFIs that were designated as non-hedges (Detail) $ in Thousands	Dec. 31, 2017 USD ($) MMB	Dec. 31, 2017 MXN ($) MMB	Dec. 31, 2016 MXN ($) MMB
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 6,700,000	$ 23,500,000,000
Fair Value		17,337,760,000	$ (26,010,486,000)
Interest Rate Swaps Position One [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		16,695,028,000	20,018,250,000
Fair Value		79,448,000	(90,451,000)
Interest Rate Swaps Position Two [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		15,433,626,000	18,132,660,000
Fair Value		332,273,000	312,210,000
Cross Currency Swaps Position One [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		23,740,341,000	23,740,341,000
Fair Value		(4,504,151,000)	(4,815,373,000)
Cross Currency Swaps Position Two [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		30,897,687,000	20,853,418,000
Fair Value		(216,441,000)	2,683,138,000
Cross Currency Swaps Position Three [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		4,775,551,000	5,520,000,000
Fair Value		134,461,000	(116,507,000)
Cross Currency Swaps Position Four [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		13,039,563,000	17,697,534,000
Fair Value		(1,804,993,000)	(6,016,126,000)
Cross Currency Swaps Position Five [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		278,440,124,000	229,016,488,000
Fair Value		19,065,727,000	(16,484,533,000)
Cross currency swaps position nine [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		11,706,999,000
Fair Value		590,113,000
Cross Currency Swaps Position Six [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		10,310,216,000	10,767,349,000
Fair Value		560,982,000	(211,207,000)
Cross Currency Swaps Position Seven [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		25,579,588,000	26,713,732,000
Fair Value		400,316,000	(789,449,000)
Cross Currency Swaps Position Eight [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount			2,459,429,000
Fair Value			(126,796,000)
Currency Options Position One [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		14,046,320,000	14,133,580,000
Fair Value		48,715,000	(301,131,000)
Currency options position three [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		100,950,853,000
Fair Value		4,919,444,000
Currency options position two [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		12,031,728,000
Fair Value		(239,626,000)
Currency forward Position one [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		59,360,100,000
Fair Value		(2,006,461,000)
Natural Gas Swaps Position One [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		(51,724,000)	(160,214,000)
Fair Value		6,934,000	(25,145,000)
Natural Gas Swaps Position Two [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		50,846,000	157,545,000
Fair Value		(6,114,000)	27,869,000
Natural Gas Options Position One [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		18,625,000	73,653,000
Fair Value		398,000	11,548,000
Natural Gas Options Position Two [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		(18,625,000)	(73,653,000)
Fair Value		(397,000)	(11,488,000)
Interest Rate Swaps Position Three [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		1,423,368,000	1,788,382,000
Fair Value		$ (22,870,000)	$ (57,043,000)
Crude oil options [member]
Disclosure of detailed information about hedging instruments [line items]
Volume | MMB	153.56	153.56
Fair Value		$ (5,010,187)
Futures [member] | Exchange trade [member]
Disclosure of detailed information about hedging instruments [line items]
Volume | MMB	2.1	2.1
Fair Value		$ (141,693,000)
Petroleum product swaps [member] | Exchange trade [member]
Disclosure of detailed information about hedging instruments [line items]
Volume | MMB	1.3	1.3	4.1
Fair Value		$ (99,680,000)	$ (688,016,000)